Cover	May 10, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 10, 2023
Entity File Number	000-53223
Entity Registrant Name	MARIZYME, INC.
Entity Central Index Key	0001413754
Entity Tax Identification Number	82-5464863
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	555 Heritage Drive
Entity Address, Address Line Two	Suite 205
Entity Address, City or Town	Jupiter
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33458
City Area Code	(561)
Local Phone Number	935-9955
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Not applicable.
Entity Emerging Growth Company	false